Fair value measurements (Fair value of flight equipment measured on non-recurring basis) (Details) - Fair Value, Measurements, Nonrecurring [Member] - Flight Equipment [Member] - Level 3 - Income Approach Valuation Technique [Member]
$ in Thousands
12 Months Ended
Dec. 31, 2017 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Flight equipment, fair value	$ 355,923
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	0.00%
Remaining holding period	0 years
Non-contractual cash flows	0.00%
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	10.00%
Remaining holding period	13 years
Non-contractual cash flows	100.00%
Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	5.00%
Remaining holding period	8 years
Non-contractual cash flows	38.00%